Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MONDRIAN INTERNATIONAL VALUE EQUITY FUND | MONDRIAN INTERNATIONAL VALUE EQUITY FUND SHARES, MONDRIAN INTERNATIONAL VALUE EQUITY FUND
Prospectus [Line Items]
Annual Return [Percent]	36.43%	4.68%	19.82%	(10.77%)	10.76%	(4.29%)	17.97%	(11.74%)	21.42%	4.02%
MONDRIAN EMERGING MARKETS VALUE EQUITY FUND | MONDRIAN EMERGING MARKETS VALUE EQUITY FUND SHARES
Prospectus [Line Items]
Annual Return [Percent]	38.27%	4.27%	13.07%	(15.99%)	(4.97%)	15.83%	18.37%	(14.22%)	26.84%	8.27%
MONDRIAN GLOBAL LISTED INFRASTRUCTURE FUND | Mondrian Global Listed Infrastructure Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	28.16%	0.71%	7.88%	(3.61%)	11.70%	(0.72%)	31.05%
Mondrian Global Equity Value Fund | Mondrian Global Equity Value Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	28.62%	6.63%	22.43%	(9.50%)	10.89%